UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 2012"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD   August 10, 2012"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		71

Form 13F Information Table Value Total:		182366




List of Other Included Managers:

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

						Value	Shares	Sh	Put	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000) Prn Amt	Prn	Call	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R102	411	11527	SH		Sole				11527
Alleghany Corp		COM	017175100	5212	15340	SH		Sole				15340
Allergan		COM	18490102	1111	12000	SH		Sole				12000
Avalonbay Comm Reit Inc.COM	53484101	406	2870	SH		Sole				2870
Bank Of Amer Corp	COM	060505104	913	111567	SH		Sole				111567
Beam Inc Com		COM	73730103	347	5546	SH		Sole				5546
Becton Dickinson & CoComCOM	75887109	2567	34335	SH		Sole				34335
Berkshire Hathaway Cl A	COM	84670108	500	4	SH		Sole				4
Berkshire Hathaway Cl B	COM	84670702	13348	160188	SH		Sole				160188
Boston Properties	COM	101121101	390	3600	SH		Sole				3600
Braintech Inc New Com	COM	105022206	0	35000	SH		Sole				35000
Bristol-Meyers Squibb	COM	110122108	212	5910	SH		Sole				5910
Chevrontexaco Corp Com	COM	166764100	358	3390	SH		Sole				3390
Coca-Cola Corp		COM	191216100	5367	68639	SH		Sole				68639
Corning Inc Com		COM	219350105	1912	147853	SH		Sole				147853
Costco Wholesale Corp	COM	22160k105	202	2126	SH		Sole				2126
Covidien PLC		COM	g2554f113	4972	92937	SH		Sole				92937
Dell Computer Corp Com	COM	24702r101	3836	306630	SH		Sole				306630
Dover Corp Com		COM	260003108	2483	46308	SH		Sole				46308
Dover Motorsports Inc	COM	260174107	38	29136	SH		Sole				29136
Exxon Mobil Corp	COM	30231g102	6980	81574	SH		Sole				81574
Fdrl Rlty Inv Tr Sbi-NewCOM	313747206	604	5800	SH		Sole				5800
First Natl Bk Alaska ComCOM	32112J106	461	292	SH		Sole				292
General Electric Corp	COM	369604103	457	21949	SH		Sole				21949
Genuine Parts Co Com	COM	372460105	5124	85050	SH		Sole				85050
Gladstone Capital Corp 	COM	376535100	1294	164018	SH		Sole				164018
Glaxo Holdings Plc	COM	37733w105	1775	38942	SH		Sole				38942
HCP Inc.		COM	40414L109	483	10950	SH		Sole				10950
Hasbro Inc Com		COM	418056107	3181	93919	SH		Sole				93919
Home Depot Inc Com	COM	437076102	4347	82026	SH		Sole				82026
Home Properties		COM	437306103	239	3900	SH		Sole				3900
IShares Tr MSCI Eafe IdxCOM	464287465	203	4065	SH		Sole				4065
Intrntnl Bus Machine	COM	459200101	410	2096	SH		Sole				2096
Intrntnl Speedway Cl A	COM	460335201	913	34862	SH		Sole				34862
Johnson & Johnson	COM	478160104	7876	116584	SH		Sole				116584
Leucadia National Corp	COM	527288104	4215	198156	SH		Sole				198156
Loews Corp		COM	540424108	5235	127966	SH		Sole				127966
Lowes Cos Inc Com	COM	548661107	2181	76675	SH		Sole				76675
Markel Corp Com		COM	570535104	9697	21953	SH		Sole				21953
Marsh & McLennan Cos ComCOM	571748102	3321	103040	SH		Sole				103040
McCormick & Co Inc N-VtgCOM	579780206	5006	82535	SH		Sole				82535
McDonalds Corp		COM	580135101	335	3780	SH		Sole				3780
Microsoft Corp Com	COM	594918104	4811	157264	SH		Sole				157264
Mohawk Inds Inc Com	COM	608190104	913	13070	SH		Sole				13070
Nestle Sa-Adr Repstg	COM	641069406	1302	21787	SH		Sole				21787
Norfolk Southern Corp	COM	655844108	4718	65743	SH		Sole				65743
Paychex Inc		COM	704326107	5785	184166	SH		Sole				184166
Pepsico Inc		COM	713448108	4249	60136	SH		Sole				60136
Pfizer Inc Com		COM	717081103	548	23814	SH		Sole				23814
Philip Morris Intl Inc 	COM	718172109	306	3512	SH		Sole				3512
Procter & Gamble Co	COM	742718109	4476	73074	SH		Sole				73074
Progressive Corp Ohio 	COM	743315103	4499	215969	SH		Sole				215969
Ryl Dtch Shl Plc AdrCl ACOM	780257804	590	8755	SH		Sole				8755
Sandy Spring Bancorp ComCOM	800363103	2440	135579	SH		Sole				135579
Santa Fe Pacific Gold 	COM	78463v107	289	1862	SH		Sole				1862
St Joe Corporation	COM	790148100	1452	91839	SH		Sole				91839
Sysco Corp		COM	871829107	4803	161108	SH		Sole				161108
TE Connectivity Ltd	COM	H84989104	2848	89251	SH		Sole				89251
Target Corp Com		COM	87612e106	1731	29750	SH		Sole				29750
Tearlab Corp.		COM	878193101	56	17390	SH		Sole				17390
Tyco Intl Ltd New Com	COM	h89128104	3255	61590	SH		Sole				61590
Verizon Communications 	COM	92343v104	366	8240	SH		Sole				8240
Wal Mart Stores Inc Com	COM	931142103	9813	140752	SH		Sole				140752
Walgreen Co		COM	931422109	3945	133369	SH		Sole				133369
Walt Disney Holding Co	COM	254687106	4507	92920	SH		Sole				92920
Washington Post Co Cl B	COM	939640108	1709	4571	SH		Sole				4571
Washingtn Rl Est Inv Tr	COM	939653101	418	14703	SH		Sole				14703
Wells Fargo & Co (new)	COM	949746101	2857	85440	SH		Sole				85440
Royce Value Trust Inc		780910105	257	20614	SH		Sole				20613.999
SPDR Tr Unit Ser 1		78462f103	256	1879	SH		Sole				1878.91
Source Capital Inc		836144105	245	4984	SH		Sole				4984.3

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